Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss per Share

11. Net loss per share

Net loss per share

Basic and diluted net loss per common share is presented in conformity with the two-class method required for participating securities. Holders of Series F preferred stock were entitled to receive cumulative dividends at the annual rate of 10% compounded quarterly payable prior and in preference to any dividends on any shares of our common stock, subject to certain adjustments as set forth in our certificate of incorporation. In the event a dividend is paid on common stock, the holders of preferred stock were entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). Accordingly, all of our outstanding series of preferred stock were considered to be participating securities. The holders of our preferred stock did not have a contractual obligation to share in our losses; therefore, no amount of total undistributed loss was allocated to preferred stock. Net loss attributable to common stockholders is calculated as net loss less current period preferred stock dividends.

Basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Because we have reported a net loss for both the three and nine-months ended September 30, 2020, and 2019, the number of shares used to calculate diluted net loss per share of common stock attributable to common stockholders is the same as the number of shares used to calculate basic net loss per share of common stock attributable to common stockholders for the period presented because the potentially dilutive shares would have been antidilutive if included in the calculation.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2020	2019	2020	2019
Preferred stock as-converted	—	34,442	—	34,442
Stock options outstanding	9,391	9,422	9,391	9,422
Restricted stock units	1,363	—	1,363	—
Warrants to purchase common stock	—	364	—	364
Convertible debt	—	2,180	—	2,180

Total potentially dilutive securities	10,754	46,408	10,754	46,408

11. Net loss per share

Net loss per share

Basic and diluted net loss per common share is presented in conformity with the two-class method required for participating securities. Holders of Series F preferred stock are entitled to receive cumulative dividends at the annual rate of 10% compounded quarterly payable prior and in preference to any dividends on any shares of our common stock. In the event a dividend is paid on common stock, the holders of preferred stock are entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). Accordingly, all of our outstanding series of preferred stock are considered to be participating securities. The holders of our preferred stock do not have a contractual obligation to share in our losses; therefore, no amount of total undistributed loss is allocated to preferred stock. Net loss attributable to common stockholders is calculated as net loss less current period preferred stock dividends.

Basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Because we have reported a net loss for 2019 and 2018, the number of shares used to calculate diluted net loss per share of common stock attributable to common stockholders is the same as the number of shares used to calculate basic net loss per share of common stock attributable to common stockholders for the period presented because the potentially dilutive shares would have been antidilutive if included in the calculation.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	Year ended December 31,
(in thousands)	2019	2018
Preferred stock as-converted	34,442	34,442
Stock options outstanding	9,327	9,006
Warrants to purchase common stock	364	352
Convertible debt	2,180	2,180

Total potentially dilutive securities	46,313	45,980